RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 1,879,519	$ 2,341,620
Asset Management and Reporting Fee	331,296	346,665
Fund Management Fee net of Asset Management and Reporting Fee	1,548,223	1,994,955
Series Twenty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	7,869	19,821
Asset Management and Reporting Fee	500	2,617
Fund Management Fee net of Asset Management and Reporting Fee	7,369	17,204
Series Twenty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	7,654
Asset Management and Reporting Fee	0	2,051
Fund Management Fee net of Asset Management and Reporting Fee	0	5,603
Series Twenty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	19,278	29,212
Asset Management and Reporting Fee	500	1,100
Fund Management Fee net of Asset Management and Reporting Fee	18,778	28,112
Series Twenty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	16,668	22,224
Asset Management and Reporting Fee	3,606	1,750
Fund Management Fee net of Asset Management and Reporting Fee	13,062	20,474
Series Twenty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	42,582	50,352
Asset Management and Reporting Fee	3,168	4,669
Fund Management Fee net of Asset Management and Reporting Fee	39,414	45,683
Series Twenty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	11,374
Asset Management and Reporting Fee	0	1,692
Fund Management Fee net of Asset Management and Reporting Fee	0	9,682
Series Twenty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	57,423	76,308
Asset Management and Reporting Fee	1,000	3,841
Fund Management Fee net of Asset Management and Reporting Fee	56,423	72,467
Series Twenty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	30,540	41,073
Asset Management and Reporting Fee	12,380	10,760
Fund Management Fee net of Asset Management and Reporting Fee	18,160	30,313
Series Twenty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	30,732	35,376
Asset Management and Reporting Fee	2,000	2,000
Fund Management Fee net of Asset Management and Reporting Fee	28,732	33,376
Series Twenty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	36,875	80,369
Asset Management and Reporting Fee	7,200	19,387
Fund Management Fee net of Asset Management and Reporting Fee	29,675	60,982
Series Thirty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	23,959	54,481
Asset Management and Reporting Fee	5,717	50,954
Fund Management Fee net of Asset Management and Reporting Fee	18,242	3,527
Series Thirty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	58,154	81,582
Asset Management and Reporting Fee	1,500	1,500
Fund Management Fee net of Asset Management and Reporting Fee	56,654	80,082
Series Thirty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	81,469	99,208
Asset Management and Reporting Fee	1,500	19,500
Fund Management Fee net of Asset Management and Reporting Fee	79,969	79,708
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	53,272	63,077
Asset Management and Reporting Fee	18,670	32,340
Fund Management Fee net of Asset Management and Reporting Fee	34,602	30,737
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	49,462	49,462
Asset Management and Reporting Fee	6,200	6,200
Fund Management Fee net of Asset Management and Reporting Fee	43,262	43,262
Series Thirty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	42,612	56,268
Asset Management and Reporting Fee	13,200	8,859
Fund Management Fee net of Asset Management and Reporting Fee	29,412	47,409
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	23,960	30,504
Asset Management and Reporting Fee	7,910	1,910
Fund Management Fee net of Asset Management and Reporting Fee	16,050	28,594
Series Thirty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	13,580	46,143
Asset Management and Reporting Fee	8,018	8,018
Fund Management Fee net of Asset Management and Reporting Fee	5,562	38,125
Series Thirty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	67,977	72,936
Asset Management and Reporting Fee	12,000	10,700
Fund Management Fee net of Asset Management and Reporting Fee	55,977	62,236
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	5,130
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0	5,130
Series Forty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	98,288	111,663
Asset Management and Reporting Fee	9,700	11,475
Fund Management Fee net of Asset Management and Reporting Fee	88,588	100,188
Series Forty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	140,933	197,680
Asset Management and Reporting Fee	16,834	13,663
Fund Management Fee net of Asset Management and Reporting Fee	124,099	184,017
Series Forty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	104,476	158,605
Asset Management and Reporting Fee	28,996	23,102
Fund Management Fee net of Asset Management and Reporting Fee	75,480	135,503
Series Forty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	171,474	219,297
Asset Management and Reporting Fee	61,931	24,795
Fund Management Fee net of Asset Management and Reporting Fee	109,543	194,502
Series Forty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	231,302	231,301
Asset Management and Reporting Fee	33,368	28,120
Fund Management Fee net of Asset Management and Reporting Fee	197,934	203,181
Series Forty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	267,438	281,324
Asset Management and Reporting Fee	50,851	28,996
Fund Management Fee net of Asset Management and Reporting Fee	216,587	252,328
Series Forty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	209,196	209,196
Asset Management and Reporting Fee	24,547	26,666
Fund Management Fee net of Asset Management and Reporting Fee	$ 184,649	$ 182,530